UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2011

Date of reporting period:	11/30/2010

Item 1.	Schedule of Investments

Prudential California Muni Income Fund

Schedule of Investments

as of November 30, 2010 (Unaudited)

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 98.8%
Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev.,
San Diego Hosp. Assoc., Ser. C	A3	5.375%	03/01/21	$ 1,665	$ 1,687,877
Sharp Healthcare	A3	6.250	08/01/39	1,000	1,083,330
California County Tobacco Securitization Agy., Rev.,
Convertible, C.A.B.S. (Converts to 5.250% on 12/01/10)	Baa3	5.250	06/01/21	1,000	909,810
Tobacco Conv. Bonds	NR	5.100	06/01/28	1,035	870,528
California Edl. Facs. Auth. Rev.,
Loyola Marymount Univ., Ser. A	A2	5.125	10/01/40	1,000	996,140
Univ. Southern CA, Ser. A, Rfdg.	Aa1	5.000	10/01/38	2,000	2,040,140
Univ. Southern CA, Ser. A, Rfdg.	Aa1	5.250	10/01/38	1,500	1,565,445
California Health Facs. Fing. Auth. Rev.,
Catholic Healthcare West, Ser. A	A2	6.000	07/01/39	2,000	2,082,860
Episcopal Home, Ser. B	A-(c)	6.000	02/01/32	1,000	1,000,600
Providence Health, Ser. B	Aa2	5.500	10/01/39	1,500	1,508,220
Providence Health, Ser. C	Aa2	6.500	10/01/38	1,000	1,118,170
Scripps Health, Ser. A	A1	5.000	10/01/22	500	521,190
Scripps Health, Ser. A	A1	5.000	11/15/36	1,000	964,760
St. Joseph Health Sys., Ser. A	A1	5.750	07/01/39	1,000	1,029,970
Stanford Hosp., Ser. C, Rfdg.	Aa3	5.000	11/15/36	2,000	1,929,520
California Hsg. Fin. Agy. Rev., Home Mtge.-83, Ser. A, C.A.B.S.	A3	9.200(b)	02/01/15	4,450	3,058,352
California Infrastructure & Econ. Dev. Rev.,
Bay Area Toll Brdgs. 1st Lien (Pre-refunded date 01/01/28)(d)(e)	AAA(c)	5.000	07/01/33	1,700	1,931,591
BK. Rev. & Econ. Dev. Walt. Dis. Fam. Musm., Walt & Lilly Disney	A1	5.250	02/01/38	2,000	1,982,680
California Municipal Fin. Auth. Ed. Rev., Amern. Heritage Ed. Foundation Proj., Ser. A	BBB-(c)	5.250	06/01/26	1,100	965,954
California Municipal Fin. Auth. Rev., Eisenhower Med. Ctr., Ser. A	Baa1	5.750	07/01/40	500	481,425
California Poll. Ctrl. Fin. Auth.
Pacific Gas-D-Rmkt. Rfdg., A.M.T., F.G.I.C.	A3	4.750	12/01/23	2,500	2,446,150
Sld. Wste. Disp. Rev., Wste. Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(c)	5.000	07/01/27	500	487,870
Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	Baa2	5.250	08/01/40	1,250	1,188,675
California Rural Home Mtge. Fin. Auth., Sngl. Fam. Mtge. Rev., Mtge. Bkd. Secs., Ser. D, F.N.M.A., G.N.M.A., A.M.T.	A-(c)	6.000	12/01/31	45	45,583
California St. Dept. Wtr. Res. Pwr. Rev.,
Central VY Proj., Ser. A	Aa1	5.000	12/01/29	2,000	2,109,960
Central VY Proj., Ser. AF	Aa1	5.000	12/01/29	1,500	1,591,305
Ser. L	Aa3	5.000	05/01/20	2,000	2,296,680
California St. Pub. Wks. Brd. Lease Rev.,
Dept. General Service, Ser. J	A2	5.250	06/01/28	750	736,530
Var. Cap. Proj., Ser. G-1	A2	5.750	10/01/30	750	757,695
Var. Cap. Proj., Sub. Ser. I-1	A2	6.375	11/01/34	750	790,597
California St., F.G.I.C., T.C.R.S., GO	A1	4.750	09/01/23	1,000	1,000,020
California St., GO,	A1	6.000	04/01/38	3,000	3,137,730
California St., GO Unrefunded Balance	A1	5.500	04/01/30	5	5,042
California St., Var. Purp., GO	A1	5.000	10/01/29	1,500	1,462,380
California St., Var. Purp., GO	A1	5.250	11/01/40	750	729,030
California St., Var. Purp., GO	A1	5.500	11/01/39	1,000	1,002,750
California St., Var. Purp., GO	A1	5.500	03/01/40	2,000	2,002,680
California St., Var. Purp., GO	A1	6.000	03/01/33	2,750	2,934,690
California St., Var. Purp., GO	A1	6.000	11/01/39	1,500	1,571,610
California Statewide Cmntys. Dev. Auth. Rev.,
Cottage Health	A+(c)	5.000	11/01/40	1,600	1,494,256
Drew Sch.	NR	5.300	10/01/37	1,500	1,170,645
Irvine LLC, UCI East Rfdg.	Baa2	5.000	05/15/32	2,000	1,782,460
John Muir Health	A1	5.125	07/01/39	750	707,610
Polytechnic Sch.	A1	5.000	12/01/34	2,000	1,948,180
Spl. Tax No. 97-1, C.A.B.S.	NR	7.570(b)	09/01/22	4,020	1,678,712
Sr. Living-Southn. Calif. Presbyterian Homes	BBB(c)	7.250	11/15/41	500	534,235
St. Joseph, Rmkt., Assured Gty., Ser. F	Aa3	5.250	07/01/21	2,500	2,709,450
Windrush Sch.	NR	5.500	07/01/37	1,000	748,060

California Statewide Cmntys. Dev. Auth. Sch. Fac. Rev., Aspire Pub. Schs.	NR	6.000	07/01/30	1,000	949,220
Chico Redev. Agy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	A+(c)	5.000	04/01/30	2,445	2,270,158
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas-D-Rmkt.	Aa3	5.875	01/01/34	1,000	1,090,360
Chula Vista Dev. Agy. Rev., Rfdg. Tax Alloc. Sub. Bayfront, Ser. B	NR	5.250	10/01/27	1,540	1,293,169
Chula Vista Ind. Dev. Rev., San Diego Gas, A.M.T.	Aa3	5.000	12/01/27	1,000	1,005,280
Coronado Cmnty. Dev. Agy. Tax. Alloc., Dev. Proj., A.M.B.A.C.	AA-(c)	5.000	09/01/24	2,000	1,972,480
Corona-Norco Uni. Sch. Dist. Spl. Tax, Cmnty. Facs. Dist. No. 98-1, N.A.T.L.	Baa1	5.000	09/01/22	1,060	1,069,763
El Dorado Cnty., Spl. Tax, Cmnty. Facs.,
Dist. No. 92-1	NR	6.125	09/01/16	880	885,421
Dist. No. 92-1	NR	6.250	09/01/29	475	455,235
El Dorado Irr. Dist. Partn., Ser. A, C.O.P., Assured Gty.	Aa3	5.750	08/01/39	1,000	1,029,510
Elsinore Valley Municipal Wtr. Dist. C.O.P., B.H.A.C.	Aa1	5.000	07/01/29	750	780,690
Folsom Spl.Tax, Cmnty. Facs., Dist. No. 7, Broadstone	NR	6.000	09/01/24	2,450	2,462,078
Foothill/Eastern Trans. Corr. Agy. Rev., Toll Rd., Convertible C.A.B.S.	Baa3	5.875	01/15/28	2,890	2,806,623
Glendale Redev. Agy. Tax Alloc., Central Glendale Redev. Proj., N.A.T.L.	Baa1	5.250	12/01/19	3,275	3,362,574
Golden St. Tobacco Securitization Corp., Calif. Tobacco Settlement Rev.,
Asset-Bkd., Sr. Ser. A-1	Baa3	5.750	06/01/47	2,500	1,786,325
Enhanced Asset Bkd., Ser. A	A2	5.000	06/01/45	1,000	897,610
Golden St. Tobacco Securitization Rev.,
Asset-Bkd., Ser. 2003-A-1 (Pre-refunded date 06/01/13)(e)	Aaa	6.750	06/01/39	2,700	3,078,027
Ser. A, Convertible C.A.B.S., A.M.B.A.C.	A2	4.600	06/01/23	3,000	2,892,660
Golden West Sch. Fin. Auth. Rev., Rfdg. Ser. A., C.A.B.S., N.A.T.L.	Baa1	5.520(b)	02/01/19	2,110	1,359,895
Guam Govt. Ltd. Oblig. Rev., Section 30, Ser. A	BBB-(c)	5.750	12/01/34	500	505,950
La Mesa-Spring Valley Sch. Dist., GO, Election of 2002, Ser. B, C.A.B.S., N.A.T.L.	Aa2	5.780(b)	08/01/23	2,000	972,000
La Quinta Redev. Agy. Tax Alloc., Rfdg. Proj. Area No. 1, N.A.T.L.	Baa1	7.300	09/01/11	1,000	1,039,930
Lincoln Impt. Bond Act of 1915, Pub. Rev., Fin. Auth., Twelve Bridges	NR	6.200	09/02/25	2,525	2,525,985
Long Beach Hbr. Rev., Rfdg., Ser. A, A.M.T., N.A.T.L.	Aa2	6.000	05/15/19	3,000	3,458,550
Long Beach Redev. Agy., Dist. No. 3, Spl. Tax Rev., Pine Ave.	NR	6.375	09/01/23	2,650	2,616,742
Los Angeles Calif. Cmnty. College Dist., 2003 Election, Ser. F-1, GO	Aa1	5.000	08/01/33	3,250	3,249,772
Los Angeles Calif. Cmnty. College Dist., 2008 Election,
Ser. A, GO	Aa1	6.000	08/01/33	2,000	2,186,220
Ser. C, GO	Aa1	5.250	08/01/39	750	763,605
Los Angeles Calif. Dept. Arpts. Rev., Ser. A	Aa3	5.000	05/15/34	1,000	989,080
Los Angeles Dept. of Wtr. & Pwr. Rev., Ser. A	Aa3	5.000	07/01/39	1,000	1,013,900
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev., Ser. A	Aa2	5.375	07/01/38	1,530	1,589,349
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev.,
Linked, S.A.V.R.S., R.I.B.S.	Aa1	5.750	08/10/18	2,000	2,342,620
Ser. C, Rfdg.	Aa1	5.000	07/01/35	1,000	1,028,780
Unrefunded Balance Ser. A	Aa1	5.750	07/01/21	2,240	2,672,678
M-S-R Energy Auth., Calif., Ser. A	A(c)	6.500	11/01/39	1,000	1,084,180
Ontario Special Assessment Impt. Bond Act of 1915, Assmt. Dist. 100C, Cmnty. Ctr. III	NR	8.000	09/02/11	115	118,895

Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., Spl. Tax Rev., Linked S.A.V.R.S., R.I.B.S.(f)(g)(h)	Aa2	11.619	02/14/11	1,500	1,520,940
Palomar Pomerado Healthcare Dist. Calif. Ctfs. Partn.	Baa3	6.000	11/01/41	1,200	1,138,704
Perris Cmnty. Facs. Dist., Spec. Tax No. 01-2 Avalon, Ser. A	NR	6.250	09/01/23	2,000	2,008,360
Pico Rivera Wtr. Auth. Rev., Wtr. Sys. Proj., Ser. A, N.A.T.L.	Baa1	5.500	05/01/29	1,500	1,583,970
Pittsburg Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj.,
A.M.B.A.C., C.A.B.S.,	A+(c)	6.740(b)	08/01/26	1,375	494,808
Ser. B, Assured Gty. A.M.T. (Pre-refunded date 08/01/13)(e)	Aa3	5.800	08/01/34	2,700	3,117,069
Port Oakland, Inter. Lien, Ser. A, N.A.T.L., A.M.T., Rfdg.	A3	5.000	11/01/29	3,000	2,723,130
Puerto Rico Comnwlth. Rfdg. Pub. Impt., Ser. C, GO,	A3	6.000	07/01/39	400	416,572
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	A3	5.250	07/01/40	1,000	985,180
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Rfdg., Govt. Facs., Ser. P	A3	6.750	07/01/36	250	272,750
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
First Sub, Ser. A	A1	5.500	08/01/42	750	758,010
First Sub, Ser. A	A1	5.750	08/01/37	400	412,628
First Sub, Ser. A	A1	6.000	08/01/42	700	737,625
First Sub, Ser. C	A1	5.250	08/01/41	1,500	1,477,395
Rancho Mirage Jt. Pwrs. Fing. Auth. Rev., Eisenhower Med. Ctr., Ser. A	Baa1	5.000	07/01/47	2,500	2,082,100
Redding Elec. Sys. Rev., C.O.P.
Linked S.A.V.R.S., R.I.B.S., N.A.T.L., Partial E.T.M.(e)	Baa1	6.368	07/01/22	95	113,748
N.A.T.L., Partial E.T.M.(e)(f)(g)(h)	Baa1	10.429	07/01/22	2,315	3,228,731
Riverside Cnty. Calif. Redev. Agy. Tax Alloc., Intst. 215 Corridor, Ser. E	Baa2	6.500	10/01/40	1,000	1,018,790
Rocklin Uni. Sch. Dist., Ser. C, GO, C.A.B.S., N.A.T.L.	Baa1	3.410(b)	08/01/16	1,400	1,157,646
Sacramento City Fin. Auth.,
Ser. B, C.A.B.S., N.A.T.L.	Baa1	5.360(b)	11/01/17	5,695	3,967,650
Tax Alloc. Comb. Proj., Ser. B, N.A.T.L., C.A.B.S.	Baa1	4.980(b)	11/01/16	5,700	4,260,351
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Ser. B, N.A.T.L.(g)	Aa3	0.729	12/01/35	1,000	680,330
San Bernardino Cmnty. College Dist., Election 2002, Ser. A, GO	Aa2	6.250	08/01/33	1,750	1,931,142
San Diego Redev., Agy., Tax Alloc., North Bay Redev.	A3	5.875	09/01/29	3,000	2,999,970
San Diego Regl. Bldg. Auth. Lease Rev., Ctny. Operations Ctr. & Annex A	Aa3	5.375	02/01/36	1,000	1,035,680
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, GO, N.A.T.L.	Aa1	6.000	07/01/19	1,000	1,220,570
San Francisco Calif City. & Cnty. Arpts. Commn. Intl. Arpt., Second Ser., Ser. F	A1	5.000	05/01/40	1,000	965,610
San Francisco Calif. City & Cnty. Redev. Fing. Auth. Tax Alloc. Mission Bay North Redev., Ser. C	A-(c)	6.500	08/01/39	1,000	1,058,940
San Jose Calif. Redev. Agy. Tax Alloc., Rfdg., Merged Area Redev. Proj., Hsgset. Aside, Ser. A-1	A1	5.500	08/01/35	1,000	986,630
San Jose Calif. Library & Park Proj., GO	Aaa	5.000	09/01/33	2,200	2,266,308
San Jose Evergreen Cmnty. College Dist. Election 2004, Ser. B, Assured Gty., GO	Aa1	3.700(b)	09/01/17	1,000	782,610
San Leandro Cmnty. Facs., Spl. Tax, Dist. No.1	NR	6.500	09/01/25	2,160	2,061,331
San Mateo Cnty Calif. Jt. Pwrs. Fin. Auth.	Aa2	5.000	07/15/33	1,000	985,290
Santa Margarita Dana Point Auth. Impt. Rev., Dists., 3, 3A, 4, 4A, Ser. B, N.A.T.L.	Baa1	7.250	08/01/14	2,000	2,327,800
Santa Maria Joint Union H.S. Dist., Election of 2004, C.A.B.S., GO, N.A.T.L.	Aa3	6.440(b)	08/01/29	1,250	382,675
Santa Monica Cmnty. College Dist. Election 2002, Ser. A, GO, N.A.T.L., C.A.B.S.	Aa1	5.970(b)	08/01/28	1,055	378,914
South Bayside Waste Mgmt. Auth. Calif. Solid Waste Enterprise Shoreway Environmental	A3	6.000	09/01/36	500	511,900

Southern California Pub. Pwr. Auth. Rev.,
Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M., Rfdg., C.A.B.S.(e)	A1	2.290(b)	07/01/16	16,325	14,371,224
PNC G.I.C. Proj. Rev.	A2	6.750	07/01/13	1,000	1,131,850
Sulphur Springs Uni. Sch. Dist., Ser. A, GO, N.A.T.L., C.A.B.S.	Baa1	1.350(b)	09/01/11	3,000	2,969,820
Tobacco Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tobacco Settlement, Ser. A	Baa3	5.500	06/01/45	2,000	1,382,600
Torrance Hosp. Rev., Torrance Mem. Med. Ctr.,
Ser. A	A2	5.000	09/01/40	1,000	941,020
Ser. A	A2	6.000	06/01/22	2,000	2,052,900
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	A1	5.625	01/01/29	1,000	1,065,740
Tustin Calif. Cmnty. Redev. Agy. Tax Alloc. Tustin Redev. Proj. Area	A(c)	5.000	09/01/40	1,000	913,490
University of Calif. Rev., Gen.,
Ser. O	Aa1	5.750	05/15/34	1,250	1,375,500
Ser. Q	Aa1	5.000	05/15/34	1,000	1,031,360
University of Calif. Rev., UCLA Med. Ctr., Ser. A, A.M.B.A.C., Unrefunded Bal.	NR	5.250	05/15/30	1,000	976,170
Ventura Cnty. Calif. Cmnty. College, GO	Aa2	5.500	08/01/33	2,000	2,113,760
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln., Diago, Ser. A	Baa3	6.750	10/01/37	250	261,868

Total Long-Term Investments (cost $204,331,924)					211,043,620

SHORT-TERM INVESTMENTS 0.4%
Municipal Bonds
Sacramento Cnty. Santn. Dist. Fin. Auth. Rev., Sub. Lien Santn. Dist., Ser. C, Rfdg., F.R.D.D.(g)	VMIG1	0.270	12/01/38	100	100,000
Santa Clara Calif. Elec. Rev., Var. Sub. Ser. A, F.R.D.D.(g)	A-1(c)	0.270	07/01/34	700	700,000

Total Short-Term Investments (cost $800,000)					800,000

Total Investments 99.2% (cost $205,131,924)(i)					211,843,620
Other Assets in Excess of Liabilities(j) 0.8%					1,701,188

Net Assets 100.0%					$213,544,808

*	The ratings reflected are as of November 30, 2010. Ratings of certain bonds may have changed subsequent to that date.
†	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(a)	The following abbreviations are used in portfolio descriptions:

144A.— Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

B.H.A.C.—Berkshire Hathaway Assurance Corp.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate (Daily) Demand Note.

G.I.C.—Group Insurance Commission.

G.N.M.A.—Government National Mortgage Association.

GO—General Obligation.

N.A.T.L.—National Public Finance Guaranty Corp.

NR—Not Rated by Moody’s or Standard & Poor’s.

R.I.B.S.—Residual Interest Bonds.

S.A.V.R.S.—Select Auction Variable Rate Securities.

T.C.R.S.—Transferable Custodial Receipts.

(b)	Represents zero coupon bond. Rate shown reflects the effective yield at November 30, 2010.
(c)	Standard & Poor’s Rating.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.

(f)	Indicates a security that has been deemed illiquid.
(g)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2010.
(h)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at November 30, 2010.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2010 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$204,173,700	$12,602,236	$(4,932,316)	$7,669,920

The difference between book basis and tax basis was primarily attributable to the difference in treatment of accreting market discount for book and tax purposes as of the most recent fiscal year end.

(j)	Other assets in excess of liabilities includes net unrealized depreciation on financial futures contracts as follows:

Open futures contracts outstanding at November 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2010	Unrealized (Depreciation)(1)
	Short Positions:
9	5 Year U.S. Treasury Notes	Dec. 2010	$1,078,020	$1,085,625	$(7,605)
1	5 Year U.S. Treasury Notes	Mar. 2011	119,389	119,852	(463)
18	10 Year U.S. Treasury Notes	Mar. 2011	2,226,696	2,233,969	(7,273)
17	U.S. Long Bonds	Mar. 2011	2,150,056	2,163,781	(13,725)

					$(29,066)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures

The following is a summary of the inputs used as of November 30, 2010 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$211,843,620	$—
Other Financial Instruments*
Futures Contracts	(29,066)	—	—

Total	$(29,066)	$211,843,620	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Prudential Investment Portfolios 6/Prudential California Muni Income Fund (the “Fund”), values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Financial futures contracts and options thereon traded on exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount.

The Fund invests in variable rate securities including “inverse floaters”. The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 6

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	January 25, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	January 25, 2011

*	Print the name and title of each signing officer under his or her signature.